DIRECT HOSPITALITY EXPENSE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about investment property [line items]
Employee compensation and benefits	$ 125	$ 151	$ 264	$ 320
Total direct hospitality expense	291	536	572	1,069
Hospitality
Disclosure of detailed information about investment property [line items]
Employee compensation and benefits	59	154	116	302
Depreciation and amortization	59	99	116	203
Cost of food, beverage, and retail goods sold	79	91	145	174
Maintenance and utilities	22	38	48	80
Marketing and advertising	8	21	23	49
Other	64	133	124	261
Total direct hospitality expense	$ 291	$ 536	$ 572	$ 1,069